Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Reconciliation of Changes in Intangible Assets and Goodwill

	2025			2024			2023
EUR'000	Software	Goodwill	Total	Software	Goodwill	Total	Software	Goodwill	Total
Cost
Beginning of period	1,069	17,763	18,832	693	16,707	17,400	662	—	662
Acquisition of businesses	—	—	—	—	—	—	—	16,919	16,919
Additions	1,506	—	1,506	410	—	410	31	—	31
Disposals	—	—	—	(38)	—	(38)	—	—	—
Exchange differences	—	—	—	4	1,056	1,060	—	(212)	(212)
31 December	2,575	17,763	20,338	1,069	17,763	18,832	693	16,707	17,400
Accumulated depreciation
Beginning of period	642	—	642	453	—	453	243	—	243
Depreciation charge	264	—	264	189	—	189	210	—	210
31 December	906	—	906	642	—	642	453	—	453
Net book value	1,669	17,763	19,432	427	17,763	18,190	240	16,707	16,947

Schedule of Independent Market Values of Each Vessel

EUR m	Recoverable amount			Excess values (recoverable amount less carrying amount)
CGU	2025	2024[1]	2023¹	2025	2024¹	2023¹
WTGFIV	5,099	1,103	574	2,457	227	58
O&MV	355	89	95	41	1	—
Total	5,454	1,192	669	2,498	228	58